Portfolio of Investments December 31, 2025
Short Term
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 94.0%
414139860 MUNICIPAL BONDS - 94.0% 414139860
ALABAMA - 3.7%
$ 2,000,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Prepay BP PLC, Series 2024D
5.000% 11/01/27 $ 2,062,519
500,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025A
5.000 05/01/27 504,633
300,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025D
5.000 08/01/27 308,913
1,000,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025D
5.000 08/01/28 1,048,645
1,000,000 Black Belt Energy Gas District, Alabama, Gas Supply Revenue
Bonds, Series 2023 Sub B-1
5.000 06/01/27 1,024,561
1,600,000 Energy Southeast Cooperative District, Alabama, Energy
Supply Revenue Bonds, Fixed Rate Series 2023B-1
5.500 11/01/27 1,659,202
1,000,000 Energy Southeast Cooperative District, Alabama, Energy
Supply Revenue Bonds, Series 2025B
5.000 03/01/28 1,023,956
1,000,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5.000 10/01/27 1,035,357
650,000 (a) Mobile Industrial Development Board, Alabama, Pollution
Control Revenue Refunding Bonds, Alabama Power Company
Barry Plan, Series 2007A, (Mandatory Put 6/26/29)
3.375 06/01/34 657,807
1,500,000 Southeast Alabama Gas Supply District, Alabama, Gas Supply
Revenue Bonds, Project 1, Refunding Series 2024A
5.000 04/01/28 1,563,605
1,500,000 Southeast Energy Authority, Alabama, A Cooperative District
Energy Supply Revenue Bonds Series 2024A
5.000 11/01/27 1,529,460
1,270,000 Southeast Energy Authority, Alabama, Commodity Supply
Revenue Bonds, Project 3, Fixed Rate Series 2022A-1
5.000 12/01/26 1,288,090
500,000 Southeast Energy Authority, Alabama, Energy Supply Revenue
Bonds, Cooperative District Series 2025E
5.000 10/01/27 517,225
300,000 Southeast Energy Authority, Alabama, Revenue Bonds, A
Cooperative District Energy Supply Series 2025D
5.000 09/01/28 312,785
1,580,000 Southeast Energy Authority, Alabama, Revenue Bonds,
Cooperative District Energy Supply Series 2025B
5.000 01/01/28 1,621,755
TOTAL ALABAMA 16,158,513
ALASKA - 2.2%
815,000 Alaska Housing Finance Corporation, Collateralized Mortgage
Bonds, Veterans Mortgage Program, 2024 First Series
3.250 12/01/27 819,946
1,020,000 Alaska Housing Finance Corporation, General Obligation
Bonds, State Capital Project II, Series 2024A
5.000 12/01/27 1,065,769
5,000,000 Alaska Housing Finance Corporation, General Obligation
Bonds, State Capital Project II, Series 2025A
5.000 12/01/27 5,212,916
500,000 Alaska Municipal Bond Bank, General Obligation Bonds,
Refunding Three Series 2025
5.000 10/01/29 545,088
1,100,000 Alaska State, General Obligation Bonds, Refunding Series
2024B
5.000 08/01/27 1,143,059
1,000,000 North Slope Borough, Alaska, General Obligation Bonds,
Series 2024A
5.000 06/30/29 1,082,844
TOTAL ALASKA 9,869,622
ARIZONA - 3.5%
650,000 (a) Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2007, (AMT), (Mandatory Put 6/15/28)
4.100 12/01/37 654,929
530,000 (a) Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2019, (AMT), (Mandatory Put 6/01/29)
4.000 06/01/49 537,529
1,920,000 (a) Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2022-2, (AMT), (Mandatory Put 9/01/27)
5.000 09/01/52 1,956,787
1,000,000 (a) Coconino County, Arizona, Pollution Control Revenue Bonds,
Nevada Power Company Project, Refunding Series 2017B,
(Mandatory Put 3/31/26)
3.750 03/01/39 1,001,120

Portfolio of Investments December 31, 2025
(continued)
Short Term

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA (continued)
$ 510,000 Kyrene Elementary School District 28, Maricopa County,
Arizona, School Improvement Bonds, Project 2017, Series
2023D
5.000% 07/01/27 $ 528,906
370,000 Kyrene Elementary School District 28, Maricopa County,
Arizona, School Improvement Bonds, Project 2017, Series
2023D
5.000 07/01/28 392,935
7,550,000 (a) Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Series 2019D, (Mandatory Put
5/15/26)
5.000 01/01/46 7,616,746
1,165,000 Maricopa County Union High School District 210 Phoenix,
Arizona, General Obligation Bonds, School Improvement &
Project of 2023 Series 2025B
5.000 07/01/28 1,237,213
435,000 Pinal County, Arizona, Pledged Revenue Obligations,
Refunding Series 2025 - BAM Insured
5.000 08/01/28 462,284
1,000,000 Tempe, Arizona, General Obligation Bonds, Refunding Series
2025
5.000 07/01/29 1,086,405
TOTAL ARIZONA 15,474,854
CALIFORNIA - 2.7%
1,000,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2023E-1
5.000 09/01/27 1,030,638
1,750,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024B
5.000 12/01/27 1,799,744
150,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2025C
5.000 10/01/28 156,991
500,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2025D
5.000 07/01/30 528,026
175,000 (a) California Municipal Finance Authority, Solid Waste Disposal
Revenue Bonds, Republic Services Inc. Project, Refunding
Series 2021A, (AMT), (Mandatory Put 4/01/26)
3.450 07/01/41 174,980
500,000 (a) California Municipal Finance Authority, Solid Waste Disposal
Revenue Bonds, Waste Management Inc. Project, Series 2022A,
(AMT), (Mandatory Put 10/02/28)
3.450 10/01/41 501,655
260,000 (a),(b) California Pollution Control Financing Authority, Solid Waste
Disposal Revenue Bonds, Republic Services Inc., Refunding
Series 2023, (AMT), (Mandatory Put 2/17/26)
3.800 07/01/43 259,925
2,000,000 California State, General Obligation Bonds, Various Purpose
Refunding Series 2025
5.000 08/01/28 2,135,795
2,070,000 Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Refunding
Subordinate Green Series 2025A, (AMT)
5.000 05/15/29 2,209,132
1,000,000 San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Senior Series 2025B, (AMT)
5.000 07/01/29 1,073,880
2,020,000 San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Subordinate Series 2021B, (AMT)
5.000 07/01/26 2,042,308
TOTAL CALIFORNIA 11,913,074
COLORADO - 5.6%
333,000 (b) Broadway Park North Metropolitan District 2, Denver,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2020
3.375 12/01/26 328,619
100,000 Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, Aspen View Academy Project, Series 2021
4.000 05/01/26 99,948
630,000 (a),(c) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2019B, (Pre-refunded
11/19/26)
5.000 11/15/49 643,085
1,795,000 (a) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Adventist Health, Sunbelt Obligated Group, Series 2016C,
(Mandatory Put 11/15/26)
5.000 11/15/36 1,830,449
500,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
5.000 08/01/26 505,809
2,265,000 (a) Colorado Health Facilities Authority, Colorado, Revenue
Bonds, CommonSpirit Health, Series 2019B-2, (Mandatory Put
8/01/26)
5.000 08/01/49 2,268,339

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 9,930,000 (a) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2022A, (Mandatory Put
8/17/26)
5.000% 05/15/62 $ 10,075,309
2,300,000 Colorado Housing and Finance Authority, Multi Family Project
Bonds, Class I Series 2025C-2
3.350 07/01/28 2,324,382
3,525,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022D, (AMT)
5.250 11/15/26 3,598,762
2,070,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT)
5.000 12/01/27 2,149,497
290,000 Gold Hill Mesa Metropolitan District 2, Colorado Springs, El
Paso County, Colorado, Limited Tax General Obligation and
Special Revenue Bonds, Refunding & Improvement Series
2022A - BAM Insured
5.000 12/01/26 295,498
510,000 Ravenna Metropolitan District, Douglas County, Colorado,
General Obligation Bonds, Refunding Limited Tax Series 2023
- AGM Insured
5.000 12/01/27 527,466
TOTAL COLORADO 24,647,163
CONNECTICUT - 2.0%
20,000 (a) Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Yale University, Series 2016A-2, (Mandatory
Put 7/01/26)
2.000 07/01/42 19,934
630,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2025A-1
3.200 05/15/28 635,303
650,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2025A-1
3.200 11/15/28 658,372
550,000 (a) Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2025B-2, (Mandatory Put
5/15/28)
3.300 05/15/60 553,054
2,000,000 Connecticut State, General Obligation Bonds, Refunding Series
2025D
5.000 08/15/29 2,176,510
1,060,000 Connecticut State, General Obligation Bonds, Series 2025A 5.000 03/15/28 1,117,524
1,000,000 Connecticut State, General Obligation Bonds, Series 2025A 5.000 03/15/29 1,078,254
1,180,000 Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes, Refunding Forward
Delivery Series 2021C
5.000 01/01/27 1,209,472
1,340,000 University of Connecticut, General Obligation Bonds,
Refunding Series 2023A
5.000 08/15/27 1,393,322
TOTAL CONNECTICUT 8,841,745
DELAWARE - 0.3%
225,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2025A
3.250 07/01/27 226,038
205,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2025A
3.300 01/01/28 206,515
590,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2025A
3.350 07/01/28 595,687
430,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2025A
3.400 01/01/29 435,917
TOTAL DELAWARE 1,464,157
DISTRICT OF COLUMBIA - 1.4%
6,005,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2017, (AMT)
5.000 10/01/26 6,107,092
TOTAL DISTRICT OF COLUMBIA 6,107,092
FLORIDA - 4.1%
1,735,000 (a),(b) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2025B, (AMT), (Mandatory Put 6/15/26)
10.000 07/01/57 1,214,500
720,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2025-5
2.650 01/01/28 712,841
350,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2025-5
2.700 07/01/28 345,834
815,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2025-5
2.750 01/01/29 804,204

Portfolio of Investments December 31, 2025
(continued)
Short Term

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 5,090,000 Florida Municipal Power Agency, Power Supply Revenue
Bonds, All Requirements Project, Series 2025A
5.000% 10/01/29 $ 5,531,859
2,000,000 Florida State Turnpike Authority, Turnpike Revenue Bonds,
Department of Transportation, Series 2025D
5.000 07/01/29 2,167,911
2,600,000 Miami-Dade County, Florida, Seaport Revenue Bonds,
Refunding Series 2022A, (AMT)
5.000 10/01/26 2,637,614
2,555,000 (a) Orange County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Advent Health Obligated Group, Series
2021C, (Mandatory Put 11/15/26)
5.000 11/15/52 2,605,458
1,000,000 Palm Beach County School Board, Florida, Certificates of
Participation, Series 2025A
5.000 08/01/30 1,107,604
350,000 Seminole County School District, Florida, Sales Tax Revenue
Bonds, Series 2025
5.000 10/01/28 372,292
365,000 Seminole County School District, Florida, Sales Tax Revenue
Bonds, Series 2025
5.000 10/01/29 397,231
160,000 Seminole County, Florida, Water and Sewer Revenue Bonds,
Refunding Series 2025A
5.000 10/01/29 174,368
TOTAL FLORIDA 18,071,716
GEORGIA - 3.4%
1,605,000 Atlanta, Georgia, Airport General Revenue Bonds, Green Series
2025B-1, (AMT)
5.000 07/01/28 1,689,720
1,260,000 Douglas County School District, Georgia, General Obligation
Bonds, Series 2025
5.000 04/01/29 1,362,403
1,500,000 Fulton County, Georgia, Water and Sewerage Revenue Bonds,
Refunding Series 2025
5.000 01/01/29 1,612,717
3,420,000 (a) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2021A, (Mandatory Put 9/01/27)
4.000 07/01/52 3,453,482
1,000,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2023A
5.000 06/01/26 1,006,906
1,000,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2023A
5.000 06/01/27 1,022,471
1,000,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2023D
5.000 12/01/26 1,015,510
250,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2025A
5.000 12/01/26 254,149
500,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2025A
5.000 12/01/27 517,029
1,905,000 Richmond County Board of Education, Georgia, General
Obligation Bonds, Sales Tax Series 2025
5.000 10/01/28 2,033,652
1,045,000 Wayne County School District, Georgia, General Obligation
Sales Tax Bonds, Series 2023
5.250 09/01/27 1,091,444
TOTAL GEORGIA 15,059,483
GUAM - 0.1%
500,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2025G
5.000 01/01/29 527,473
TOTAL GUAM 527,473
HAWAII - 0.8%
2,080,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaii Pacific Health Obligated Group, Series
2023C
5.000 07/01/28 2,193,398
25,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaiian Electric Company, Inc. and
Subsidiary Projects, Series 2017A, (AMT)
3.100 05/01/26 24,866
1,000,000 Maui County, Hawaii, General Obligation Bonds, Series 2025 5.000 09/01/29 1,090,413
TOTAL HAWAII 3,308,677

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
IDAHO - 0.4%
$ 270,000 Idaho Housing and Finance Association, Single Family
Mortgage Revenue Bonds, PAC Series 2025C
3.125% 07/01/28 $ 270,439
725,000 Idaho Housing and Finance Association, Single Family
Mortgage Revenue Bonds, PAC Series 2025C
3.200 01/01/29 727,119
590,000 Idaho Housing and Finance Association, Single Family
Mortgage Revenue Bonds, PAC Series 2025C
3.300 07/01/29 592,735
TOTAL IDAHO 1,590,293
ILLINOIS - 4.8%
4,000,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Refunding Senior Lien Series 2024C
5.000 01/01/27 4,074,485
1,000,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Second Lien Series 2016A
5.000 01/01/26 1,000,000
3,000,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023C
5.000 01/01/27 3,055,864
545,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2024A
5.000 01/01/26 545,000
1,165,000 Cook County School District 78 Rosemont, Illinois, General
Obligation Bonds, Series 2020 - AGM Insured
5.000 12/01/26 1,185,814
600,000 Illinois State, General Obligation Bonds, November Series
2017C
5.000 11/01/29 621,804
1,080,000 Illinois State, General Obligation Bonds, November Series
2017D
5.000 11/01/26 1,099,673
780,000 Illinois State, General Obligation Bonds, November Series
2017D
5.000 11/01/27 810,748
1,030,000 Illinois State, General Obligation Bonds, November Series
2017D
5.000 11/01/28 1,068,604
1,005,000 Illinois State, Sales Tax Revenue Bonds, Build Illinois, Refunding
Junior Obligation March Series 2025A
5.000 06/15/28 1,057,517
1,055,000 Illinois State, Sales Tax Revenue Bonds, Build Illinois, Refunding
Junior Obligation March Series 2025A
5.000 06/15/29 1,132,404
2,330,000 Illinois State, Sales Tax Revenue Bonds, Build Illinois, Refunding
Junior Obligation September Series 2021C
5.000 06/15/27 2,403,519
500,000 University of Illinois, Health Services Facilities System Revenue
Bonds, Refunding Series 2023
5.000 10/01/27 519,481
525,000 University of Illinois, Health Services Facilities System Revenue
Bonds, Refunding Series 2023
5.000 10/01/28 552,298
1,085,000 Will County School District 86, Joliet, Illinois, General
Obligation Bonds, School Series 2023 - BAM Insured
5.000 03/01/26 1,088,642
700,000 Will County School District 86, Joliet, Illinois, General
Obligation Bonds, School Series 2023 - BAM Insured
5.000 03/01/28 730,841
TOTAL ILLINOIS 20,946,694
INDIANA - 2.0%
500,000 Avon Community School Building Corporation, Hendricks
County, Indiana, First Mortgage Bonds, Ad Valorem Property
Tax Series 2023
5.000 07/15/26 505,846
560,000 Avon Community School Building Corporation, Hendricks
County, Indiana, First Mortgage Bonds, Ad Valorem Property
Tax Series 2023
5.000 07/15/27 578,984
505,000 Avon Community School Building Corporation, Hendricks
County, Indiana, First Mortgage Bonds, Ad Valorem Property
Tax Series 2023
5.000 01/15/28 527,798
1,430,000 Crown Point Multi-School Building Corporation, Indiana, First
Mortgage Bonds, Crown Point Community School Corporation,
Series 2021
5.000 01/15/26 1,431,175
500,000 (a) Indiana Finance Authority, Environmental Facilities Revenue
Bonds, Indianapolis Power & Light Company Project, Refunding
Series 2020A, (AMT), (Mandatory Put 4/01/26)
0.950 12/01/38 496,685
1,000,000 (a) Indiana Finance Authority, Hospital Revenue Bonds, Indiana
University Health Series 2025D-1, (Mandatory Put 10/01/29)
5.000 10/01/64 1,068,425
700,000 Indiana Finance Authority, Hospital Revenue Bonds, Marion
General Hospital Project, Series 2021A
5.000 07/01/26 706,137
405,000 Mount Vernon of Hancock County Multi-School Building
Corporation, Indiana, First Mortgage Bonds, Series 2022
5.000 01/15/27 414,128

Portfolio of Investments December 31, 2025
(continued)
Short Term

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDIANA (continued)
$ 1,000,000 (a) Mount Vernon, Indiana, Environmental Improvement Revenue
Bonds, Southern Indiana Gas and Electric Company Project,
Series 2015, (AMT), (Mandatory Put 9/01/28)
4.250% 09/01/55 $ 1,013,444
505,000 (a) Rockport, Indiana, Pollution Control Revenue Refunding Bonds,
Indiana Michigan Power Company Project, Series 2025A,
(Mandatory Put 6/01/29)
3.700 06/01/47 515,526
750,000 Westfield-Washington Multi-School Building Corporation,
Hamilton County, Indiana, First Mortgage Bonds, Series 2025C
5.000 07/15/29 803,652
800,000 Westfield-Washington Multi-School Building Corporation,
Hamilton County, Indiana, First Mortgage Bonds, Series 2025C
5.000 01/15/30 865,087
TOTAL INDIANA 8,926,887
IOWA - 0.0%
65,000 (a),(c) Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Iowa Fertilizer Company Project, Refunding
Series 2022, (Pre-refunded 12/01/32), (Mandatory Put
12/01/32)
4.000 12/01/50 70,722
TOTAL IOWA 70,722
KANSAS - 1.1%
1,000,000 Hutchinson, Kansas, General Obligation Bonds, Temporary
Notes Series 2025D
3.375 10/01/28 1,003,975
1,295,000 Kansas Department of Transportation, Highway Revenue
Bonds, Refunding Series 2025A
5.000 09/01/28 1,380,182
545,000 Kansas Department of Transportation, Highway Revenue
Bonds, Refunding Series 2025A
5.000 09/01/29 593,875
650,000 Manhattan, Kansas, General Obligation Bonds, Temporary
Notes, Series 2024-02 - BAM Insured
5.000 06/15/28 655,612
1,000,000 Olathe, Kansas, General Obligation Bonds, Temporary Notes
Series 2025A
5.000 09/01/26 1,015,971
TOTAL KANSAS 4,649,615
KENTUCKY - 2.1%
800,000 Kentucky Asset/Liability Commission, General Fund Revenue
Project Notes, Federal Highway Trust Fund, First Refunding
Series 2024A
5.000 09/01/26 812,174
595,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 128, Series 2023A
5.000 11/01/27 621,595
455,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 132, Refunding Series 2025B
5.000 04/01/30 498,544
750,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 133, Series 2025A
5.000 09/01/28 797,535
200,000 (a) Owen County, Kentucky, Waterworks System Revenue Bonds,
Kentucky-American Water Company Project, Refunding Series
2019A, (Mandatory Put 10/01/29)
2.450 06/01/39 194,291
1,000,000 Public Energy Authority of Kentucky, Gas Supply Revenue
Bonds, Refunding Series 2024B
5.000 08/01/28 1,038,049
360,000 (a) Public Energy Authority of Kentucky, Gas Supply Revenue
Bonds, Refunding Series 2024B, (Mandatory Put 8/01/32)
5.000 01/01/55 387,487
3,500,000 (a) Public Energy Authority of Kentucky, Gas Supply Revenue
Bonds, Series 2019C-1, (Mandatory Put 2/01/28)
4.000 02/01/50 3,546,310
1,000,000 (a) Trimble County, Kentucky, Environmental Facilities Revenue
Bonds, Kentucky Utilities Company Project Series 2023A,
(AMT), (Mandatory Put 6/01/27)
4.700 06/01/54 1,007,640
500,000 (a) Trimble County, Kentucky, Pollution Control Revenue Bonds,
Louisville Gas and Electric Company Project, Series 2016A,
(AMT), (Mandatory Put 9/01/27)
1.300 09/01/44 476,430
TOTAL KENTUCKY 9,380,055

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LOUISIANA - 2.3%
$ 540,000 Livingston Parish, Louisiana, Sales Tax Revenue Bonds, Series
2025
5.000% 10/01/29 $ 584,143
3,250,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Insurance
Assessment Revenue Bonds, Louisiana Insurance Guaranty
Association Project, Series 2022B
5.000 08/15/26 3,294,920
3,000,000 Louisiana State, Gasoline and Fuels Tax Revenue Bonds,
Refunding Series 2025B
5.000 05/01/29 3,245,974
600,000 (a) Saint John the Baptist Parish, Louisiana, Revenue Bonds,
Marathon Oil Corporation Project, Refunding Series 2017A-1,
(Mandatory Put 7/01/26)
4.050 06/01/37 603,590
35,000 (a) Saint John the Baptist Parish, Louisiana, Revenue Bonds,
Marathon Oil Corporation Project, Refunding Series 2017A-3,
(Mandatory Put 7/01/26)
2.200 06/01/37 34,892
1,460,000 (a) Saint John the Baptist Parish, Louisiana, Revenue Bonds,
Marathon Oil Corporation Project, Refunding Series 2017C,
(Mandatory Put 7/03/28)
3.300 06/01/37 1,478,247
755,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds,
Refunding Series 2025
5.000 12/01/27 783,566
TOTAL LOUISIANA 10,025,332
MAINE - 0.2%
885,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Social Series 2025D
2.850 11/15/28 882,093
TOTAL MAINE 882,093
MARYLAND - 0.2%
1,000,000 Baltimore County, Maryland, General Obligation Bonds,
Consolidated Public Improvement, Series 2024
5.000 02/01/27 1,027,173
TOTAL MARYLAND 1,027,173
MASSACHUSETTS - 2.5%
360,000 Boston, Massachusetts, General Obligation Bonds, Series
2025A
5.000 02/01/29 390,914
1,950,000 Massachusetts Educational Financing Authority, Education
Loan Revenue Bonds, Issue M, Senior Series 2021B, (AMT)
5.000 07/01/27 1,995,375
540,000 Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Green Series 2023A-3
3.050 12/01/27 541,662
750,000 Massachusetts Housing Finance Agency, Multifamily Housing
Bonds, Green Sustainability Series 2024B3
3.400 12/01/27 752,502
5,000,000 Massachusetts Port Authority, Revenue Bonds, Series 2019A,
(AMT)
5.000 07/01/26 5,053,481
2,005,000 Massachusetts School Building Authority, Senior Dedicated
Sales Tax Revenue Bonds, Subordinated Refunding Social
Series 2025B
5.000 02/15/29 2,167,318
TOTAL MASSACHUSETTS 10,901,252
MICHIGAN - 2.4%
590,000 Detroit City School District, Wayne County, Michigan, Unlimited
Tax School Building and Site Improvement Bonds, Series
2001A - AGM Insured
6.000 05/01/29 627,964
635,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2024A
3.700 04/01/30 635,304
850,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2025A-1
2.875 04/01/28 846,923
1,920,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2025A
3.350 12/01/28 1,938,650
3,110,000 Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2025I
5.000 04/15/29 3,359,596
3,065,000 (a) Michigan Strategic Fund, Limited Obligation Revenue Bonds,
Consumers Energy Company Project, Series 2019, (AMT),
(Mandatory Put 10/01/27)
3.350 10/01/49 3,061,303
TOTAL MICHIGAN 10,469,740

Portfolio of Investments December 31, 2025
(continued)
Short Term

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MINNESOTA - 2.4%
$ 690,000 Becker Independent School District 726, Minnesota, General
Obligation Bonds, School Building Series 2022A
0.000% 02/01/26 $ 688,336
1,130,000 Eastern Carver County Independent School District 112,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2025A
5.000 02/01/28 1,187,730
900,000 Forest Lake, Minnesota, Charter School Lease Revenue Bonds,
Lakes International Language Academy, Series 2019A
4.375 08/01/29 908,653
420,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Yinghua Academy Project, Series 2013A
6.000 07/01/33 420,473
1,060,000 (a) Minneapolis, Minnesota, Health Care System Revenue Bonds,
Allina Health System, Series 2023A, (Mandatory Put 11/15/28)
5.000 11/15/52 1,117,611
275,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Social Series 2025F
3.700 07/01/28 278,560
285,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Social Series 2025F
3.800 01/01/29 289,547
265,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Social Series 2025F
3.850 07/01/29 270,138
750,000 Moorhead, Minnesota, General Obligation Bonds,
Improvement Series 2022A
5.000 02/01/26 751,451
425,000 New London Economic Development Authority, Minnesota,
Lease Revenue Bonds, SWWC Service Cooperative Lease With
Option to Purchase Project, Public Series 2023
5.000 02/01/26 425,396
500,000 Northern Municipal Power Agency, Minnesota, Electric System
Revenue Bonds, Refunding Series 2016
5.000 01/01/26 500,000
2,030,000 Saint Cloud, Minnesota, Health Care Revenue Bonds,
CentraCare Health System, Series 2016A
5.000 05/01/27 2,044,256
95,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Nova Classical
Academy, Refunding Series 2021A
2.000 09/01/26 93,542
175,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Revenue Bonds, Fairview Health Services, Series
2017A
5.000 11/15/27 180,527
300,000 Shakopee Independent School District 720, Scott County,
Minnesota, Certificates of Participation, Series 2021B
4.000 02/01/26 300,192
1,250,000 Southern Minnesota Municipal Power Agency, Power Supply
System Revenue Bonds, Series 1994A - NPFG Insured
0.000 01/01/26 1,250,000
TOTAL MINNESOTA 10,706,412
MISSISSIPPI - 0.6%
1,095,000 Mississippi Development Bank, Special Obligation Bonds,
Mississippi Highway Refunding Project, Refunding Series
2024A
5.000 01/01/28 1,147,430
1,410,000 Mississippi Development Bank, Special Obligation Bonds,
Municipal Energy Agency of Mississippi, Power Supply Project,
Refunding Series 2015A - AGM Insured
5.000 03/01/28 1,414,171
265,000 Warren County, Mississippi, Gulf Opportunity Zone Revenue
Bonds, International Paper Company Project, Refunding Series
20218
4.000 09/01/32 272,998
TOTAL MISSISSIPPI 2,834,599
MISSOURI - 2.0%
1,000,000 (a) Kansas City Planned Industrial Expansion Authority, Missouri,
Multifamily Housing Revenue Bonds, The Depot on Old Santa
Fe Series 2023, (Mandatory Put 7/01/27)
5.000 07/01/45 1,019,922
160,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Refunding Series 1998A
2.900 09/01/33 149,794
1,000,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Series 1998B
2.900 09/01/33 936,216
2,595,000 (a) Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Series 2021B,
(Mandatory Put 5/01/26)
4.000 05/01/51 2,605,376
250,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lake Regional Health System, Series 2021
5.000 02/15/26 250,276

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI (continued)
$ 285,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program Series 2024E
3.200% 11/01/26 $ 285,258
525,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program Series 2024E
3.250 05/01/27 527,015
300,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program Series 2024E
3.300 11/01/27 301,875
500,000 Missouri Joint Municipal Electric Utility Commission, Power
Supply System Revenue Bonds, Gree Bonds, MoPEP Facilities,
Series 2022
5.000 12/01/26 510,116
630,000 Saint Louis County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Ranken-Jordan Project,
Refunding & Improvement Series 2016
5.000 11/15/26 630,341
1,630,000 Springfield, Missouri, Special Obligation Bonds, Refunding
Series 2017B, (AMT)
5.000 07/01/26 1,646,627
TOTAL MISSOURI 8,862,816
MONTANA - 0.2%
365,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2025A
3.200 06/01/29 369,712
370,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2025A
3.250 12/01/29 375,822
TOTAL MONTANA 745,534
NEBRASKA - 0.9%
2,710,000 Metropolitan Utilities District of Omaha, Nebraska, Gas System
Revenue Bonds, Series 2023
5.000 12/01/26 2,771,015
1,255,000 Sarpy County School District 037 Gretna Public Schools,
Nebraska, General Obligation Bonds, Series 2022B
5.000 12/15/27 1,258,193
TOTAL NEBRASKA 4,029,208
NEVADA - 0.4%
1,410,000 Clark County School District, Nevada, General Obligation
Bonds, Limited Tax Building Series 2018B - AGM Insured
5.000 06/15/27 1,459,045
110,000 (a),(b) Director of the State of Nevada Department of Business and
Industry, Solid Waste Disposal Revenue Bonds, Republic
Services Inc., Variable Rate Demand Series 2001, (AMT),
(Mandatory Put 6/01/26)
3.450 12/01/26 110,007
TOTAL NEVADA 1,569,052
NEW HAMPSHIRE - 0.4%
1,190,000 (a) New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Dartmouth College, Series 2015B, (Mandatory
Put 8/03/27)
3.300 06/01/40 1,194,101
500,000 New Hampshire Housing Finance Authority, Multi-Family
Housing Revenue Bonds, Series 2024-2
3.150 07/01/27 500,942
TOTAL NEW HAMPSHIRE 1,695,043
NEW JERSEY - 0.7%
515,000 (a) New Jersey Economic Development Authority, Water Facilities
Revenue Bonds, New Jersey-American Water Company
Inc. Project, Refunding Series 2020B, (AMT), (Mandatory Put
6/01/28)
3.750 11/01/34 521,131
1,275,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Series 2023A, (AMT)
5.000 12/01/26 1,293,391
1,475,000 New Jersey Housing and Mortgage Finance Agency,
Multifamily Revenue Bonds, Social Series 2025B
3.050 11/01/29 1,470,022
TOTAL NEW JERSEY 3,284,544
NEW MEXICO - 0.2%
775,000 Albuquerque Municipal School District 12, Bernalillo and
Sandoval Counties, New Mexico, General Obligation Bonds,
Refunding Series 2025B
5.000 08/01/28 824,610
TOTAL NEW MEXICO 824,610

Portfolio of Investments December 31, 2025
(continued)
Short Term

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK - 3.9%
$ 1,000,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2025A
5.000% 03/15/30 $ 1,104,430
1,000,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Refunding Series 2025B
5.000 11/15/27 1,043,991
1,300,000 (a) New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Series 2025B-2, (Mandatory Put 7/02/29)
3.950 11/01/64 1,328,102
2,625,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2021 Subseries F-1
5.000 11/01/27 2,739,930
1,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2025 Subseries Series
A-1
5.000 11/01/27 1,043,783
1,370,000 New York City, New York, General Obligation Bonds, Fiscal
2025 Series A
5.000 08/01/27 1,424,712
1,200,000 (a) New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Sustainability Green Series 2025B-2,
(Mandatory Put 5/01/29)
3.600 11/01/64 1,208,581
1,000,000 New York State Power Authority, Green Transmission Project
Revenue Bonds, Green Series 2023A - AGM Insured
5.000 11/15/27 1,050,362
1,000,000 New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Series 2025A
5.000 03/15/29 1,080,179
2,895,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Forty Second Series 2023,
(AMT)
5.000 12/01/26 2,946,987
2,000,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, MTA Bridges and Tunnels, Bond
Anticipation Notes Series 2025A
5.000 03/01/28 2,106,208
TOTAL NEW YORK 17,077,265
NORTH CAROLINA - 2.2%
1,745,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement, Series 2025-59A
2.950 07/01/29 1,747,942
2,065,000 (a) North Carolina Medical Care Commission, Hospital Revenue
Bonds, CaroMont Health A/K/A Gaston Health, Series 2021A,
(Mandatory Put 2/01/26)
5.000 02/01/51 2,068,434
2,000,000 North Carolina State, Federal Grant Anticipation Revenue
Bonds, Refunding Vehicle Series 2025
5.000 03/01/28 2,105,775
2,000,000 North Carolina State, Limited Obligation Bonds, Refunding
Series 2025B
5.000 05/01/28 2,115,245
1,700,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Refunding Senior Lien Series 2017 - AGM
Insured
5.000 01/01/27 1,736,876
TOTAL NORTH CAROLINA 9,774,272
NORTH DAKOTA - 0.4%
415,000 Cass County Joint Water Reserve District, North Dakota,
Temporary Improvement  Special Assessment Bonds,
Refunding Series 2024A
3.450 04/01/27 415,087
450,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2024C
5.000 05/01/26 452,578
475,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2024C
5.000 05/01/27 485,915
480,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2024C
5.000 05/01/28 497,955
TOTAL NORTH DAKOTA 1,851,535
OHIO - 2.4%
1,065,000 Cleveland, Ohio, Airport System Revenue Bonds, Series 2018A,
(AMT)
5.000 01/01/27 1,084,832
265,000 Cleveland-Cuyahoga County Port Authroity, Ohio, Cultural
Facility Revenue Bonds, The Cleveland Museum of Natural
History Project, Series 2021
5.000 07/01/26 267,703
2,500,000 Columbus, Ohio, General Obligation Bonds, Various Purpose
Series 2025-1
5.000 04/01/28 2,641,755
1,070,000 Dublin, Ohio, General Obligation Bonds, Limited Tax
Refunding Various Purpose Improvement Series 2025
5.000 12/01/29 1,174,906

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 1,165,000 (a),(b) Jefferson County Port Authority, Ohio, Economic Development
Revenue Bonds, JSW Steel USA Ohio, Inc. Project, Series 2023,
(AMT), (Mandatory Put 12/01/28)
5.000% 12/01/53 $ 1,191,878
500,000 Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, American Electric Power Company Project, Refunding
Series 2005A, (AMT)
3.750 01/01/29 503,140
1,430,000 Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, American Electric Power Company Project, Refunding
Series 2014C, (AMT)
3.650 12/01/27 1,433,728
1,125,000 (a) Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, Dayton Power & Light Company Project, Refunding
Collateralized Series 2015A, (AMT), (Mandatory Put 6/01/27)
4.250 11/01/40 1,142,468
1,000,000 Upper Arlington, Ohio, General Obligation Bonds, Various
Purpose Limited Tax Refunding Series 2025
5.000 12/01/28 1,072,184
TOTAL OHIO 10,512,594
OKLAHOMA - 0.8%
1,490,000 Cleveland County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Norman Public
Schools Project, Series 2023C
5.000 06/01/28 1,566,376
775,000 Lawton Industrial Development Authority, Oklahoma, Sales Tax
Revenue Bonds, Refunding Series 2025A
5.000 07/01/27 800,028
250,000 Lawton Industrial Development Authority, Oklahoma, Sales Tax
Revenue Bonds, Refunding Series 2025A
5.000 07/01/28 263,320
660,000 Payne County Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Stillwater Public
Schools Project, Series 2024 - BAM Insured
5.000 09/01/26 669,081
TOTAL OKLAHOMA 3,298,805
OREGON - 1.3%
1,000,000 Chemeketa Community College District, Oregon, General
Obligation Bonds, Series 2025B
5.000 06/15/28 1,060,883
1,500,000 Mount Hood Community College District, Oregon, General
Obligation Bonds, Series 2025
5.000 06/15/29 1,626,418
1,070,000 Salem-Keizer School District 24J, Marion and Polk Counties,
Oregon, General Obligation Bonds, Series 2009B
0.000 06/15/27 1,027,122
2,050,000 Washington Multnomah & Yamhill Counties School District 1J
Hillsboro, Oregon, General Obligation Bonds, Series 2017
5.000 06/15/26 2,072,786
TOTAL OREGON 5,787,209
PENNSYLVANIA - 2.0%
1,600,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2021A,
(AMT)
5.000 01/01/26 1,600,000
1,690,000 Montgomery County, Pennsylvania, General Obligation Bonds,
Series 2025A
5.000 03/01/28 1,780,478
1,005,000 North Allegheny School District, Allegheny County,
Pennsylvania, General Obligation Bonds, Series 2025
5.000 05/01/28 1,063,145
500,000 (a) Pennsylvania Economic Development Financing Authority,
Solid Waste Disposal Revenue Bonds, Waste Management Inc.,
Project, Series 2013, (AMT), (Mandatory Put 2/02/26)
3.400 08/01/45 500,072
1,140,000 Pennsylvania State, General Obligation Bonds, First Refunding
Series 2025A
5.000 08/15/29 1,241,024
1,000,000 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding
Series 2025B, (AMT)
5.000 07/01/28 1,050,809
1,390,000 University of Pittsburgh of the Commonwealth System of
Higher Education, Pennsylvania, Pitt Asset Notes, Series 2023
5.000 02/15/29 1,494,933
TOTAL PENNSYLVANIA 8,730,461

Portfolio of Investments December 31, 2025
(continued)
Short Term

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO - 1.7%
$ 1,050,000 (c) Puerto Rico Industrial, Tourist, Educational, Medical and
Environmental Control Facilities Financing Authority, Hospital
Revenue Bonds, Hospital de la Concepcion, Series 2017A, (Pre-
refunded 11/15/26)
3.550% 11/15/30 $ 1,058,357
509,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0.000 07/01/27 483,888
680,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0.000 07/01/29 604,597
68,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0.000 07/01/31 55,957
4,289,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5.625 07/01/27 4,381,296
800,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5.625 07/01/29 847,953
TOTAL PUERTO RICO 7,432,048
SOUTH CAROLINA - 0.2%
1,000,000 South Carolina Association of Governmental Organizations,
Educational Facilities Corporation for Pickens School District,
Installment Purchase Revenue Bonds, Pickens County,
Refunding Series 2025
5.000 12/01/28 1,066,797
TOTAL SOUTH CAROLINA 1,066,797
SOUTH DAKOTA - 0.5%
1,770,000 Rapid City, South Dakota, Water Revenue Bonds, Refunding
Series 2025
5.000 11/01/29 1,922,286
410,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2024C
3.300 11/01/29 415,843
TOTAL SOUTH DAKOTA 2,338,129
TENNESSEE - 1.0%
100,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Revenue Bonds, CommonSpirit Health, Series
2019A-1
5.000 08/01/28 105,093
1,000,000 Metropolitan Government of Nashville and Davidson County
Sports Authority, Tennessee, Revenue Bonds, Stadium Project,
Subordinate Senior Series 2023A - AGM Insured
5.000 07/01/28 1,056,255
260,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2022B, (AMT)
5.000 07/01/26 262,588
885,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Revenue Bonds, Improvement Series 2015B, (AMT)
5.000 07/01/26 886,352
2,000,000 The Tennessee Energy Acquisition Corporation, Gas Revenue
Bonds, Series 2006B
5.625 09/01/26 2,025,347
TOTAL TENNESSEE 4,335,635
TEXAS - 13.6%
1,250,000 Austin, Texas, Airport System Revenue Bonds, Series 2019B,
(AMT)
5.000 11/15/27 1,298,015
650,000 Bexar County Hospital District, Texas, Certificates of Obligation,
Series 2023
5.000 02/15/26 651,743
410,000 Bexar County Hospital District, Texas, Certificates of Obligation,
Series 2023
5.000 02/15/27 420,443
4,715,000 Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Series 2025A
5.000 08/15/28 5,013,874
545,000 Central Texas Regional Mobility Authority, Revenue Bonds,
Anticipation Notes Subordinate Lien Series 2021C
5.000 01/01/27 546,603
555,000 Chapel Hill Independent School District, Smith County, Texas,
General Obligation Bonds, School Building Series 2023
5.000 02/15/26 556,529
1,585,000 Collin County, Texas, General Obligation Bonds, Refunding
Limited Tax Permanent Improvement, Tax Notes Series 2025
5.000 02/15/29 1,700,442
1,560,000 Cypress-Fairbanks Independent School District, Harris County,
Texas, General Obligation Bonds, Refunding Series 2025
5.000 02/15/29 1,674,592
1,200,000 Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds, Refunding & Improvement Series 2025A-1, (AMT)
5.000 11/01/28 1,267,279
1,000,000 Denton, Texas, Certificates of Obligation, Series 2025 5.000 02/15/30 1,095,508

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,615,000 Dickinson Independent School District, Galveston County,
Texas, General Obligation Bonds, Refunding Series 2023A
5.000% 02/15/27 $ 1,656,678
1,445,000 Fort Bend County, Texas, General Obligation Bonds, Tax Road
Series 2024
5.000 03/01/27 1,484,616
600,000 Frisco Independent School District, Collin and Denton
Counties, Texas, General Obligation Bonds, Refunding Series
2025A
5.000 02/15/30 658,537
1,000,000 Frisco, Collin and Denton Counties, Texas, General Obligation
Bonds, Refunding & Improvement Series 2025
5.000 02/15/28 1,050,970
1,000,000 Frisco, Collin and Denton Counties, Texas, General Obligation
Bonds, Refunding & Improvement Series 2025
5.000 02/15/29 1,073,145
500,000 Grand Prairie, Texas, Combination Tax and Revenue Certificates
of Obligation, Series 2024
5.000 02/15/27 513,351
500,000 Grand Prairie, Texas, Combination Tax and Revenue Certificates
of Obligation, Series 2024
5.000 02/15/28 524,744
5,675,000 (a) Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Memorial
Hermann Health System, Series 2019B-3, (Mandatory Put
12/01/26)
5.000 07/01/49 5,784,131
1,450,000 Harris County Flood Control District, Texas, Contract Tax Bonds,
Refunding Series 2025A
5.000 09/15/29 1,579,774
1,835,000 Harris County, Texas, General Obligation Bonds, Refunding
Road Series 2025A
5.000 09/15/29 1,995,158
610,000 Harris County, Texas, Road Revenue Bonds, Refunding, Series
2024A
5.000 09/15/27 636,059
3,630,000 Houston, Texas, Airport System Revenue Bonds, Refunding &
Subordinate Lien Series 2018C, (AMT)
5.000 07/01/26 3,668,108
1,295,000 Houston, Texas, General Obligation Bonds, Refunding Public
Improvement Series 2016A
5.000 03/01/27 1,300,022
340,000 Hunt Memorial Hospital District, Hunt County, Texas, General
Obligation Bonds, Refunding & Improvment Series 2020
5.000 02/15/26 340,655
1,000,000 Irving, Dallas County, Texas, General Obligation Bonds, Series
2024
5.000 09/15/28 1,066,185
1,170,000 Katy Independent School District, Harris, Fort Bend and Waller
Counties, Texas, General Obligation Bonds, School Building
Series 2025
5.000 02/15/28 1,230,379
1,240,000 Klein Independent School District, Harris County, Texas,
General Obligation Bonds, Refunding Schoolhouse Series
2025
5.000 08/01/29 1,345,183
1,185,000 Lake Dallas Independent School District, Denton County, Texas,
General Obligation Bonds, Refunding Series 2025
5.000 08/15/29 1,284,443
460,000 Lewisville Independent School District, Denton and Tarrant
Counties, Texas, General Obligation Bonds, School Building
Series 2025
5.000 08/15/28 490,123
1,255,000 McKinney Independent School District, Collin County, Texas,
General Obligation Bonds, Refunding & School Building Series
2021
5.000 02/15/27 1,290,338
100,000 (a) Mission Economic Development Corporation, Texas,
Solid Waste Disposal Revenue Bonds, Graphic Packaging
International, LLC Project, Green Series 2025, (AMT),
(Mandatory Put 6/01/30)
5.000 12/01/64 103,691
1,250,000 Mission Economic Development Corporation, Texas, Solid
Waste Disposal Revenue Bonds, Waste Management Inc.
Project, Series 2023A, (AMT), (Mandatory Put 7/01/27)
4.250 06/01/48 1,257,443
2,775,000 North East Independent School District, Bexar County, Texas,
General Obligation Bonds, Refunding Series 2025
5.000 08/01/29 3,014,360
1,905,000 North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier Series 2023A
5.000 01/01/27 1,952,390
1,500,000 Pearland Independent School District, Brazoria County, Texas,
General Obligation Bonds, Refunding School Building Series
2025
5.000 02/15/30 1,646,343
1,365,000 Plano Independent School District, Collin County, Texas,
General Obligation Bonds, School Building Series 2025
5.000 02/15/28 1,433,419

Portfolio of Investments December 31, 2025
(continued)
Short Term

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 315,000 (b) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2021A, (AMT)
1.875% 01/01/26 $ 315,000
1,060,000 San Antonio, Texas, General Obligation Bonds, Tax Notes
Series 2024
5.000 02/01/27 1,088,803
1,500,000 Spring Branch Independent School District, Harris County,
Texas, General Obligation Bonds, Refunding School Building
Series 2025
5.000 02/01/29 1,609,301
555,000 (a) Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Scott & White
Healthcare Project, Series 2022E, (Mandatory Put 5/15/26)
5.000 11/15/52 557,722
1,020,000 (a) Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Texas Health Resources
System, Series 2025B, (Mandatory Put 11/15/29)
5.000 11/15/64 1,100,286
545,000 Texas Department of Housing and Community Affairs,
Residential Mortgage Revenue Bonds, Refunding Series 2025D
2.950 07/01/28 543,091
565,000 Texas Department of Housing and Community Affairs,
Residential Mortgage Revenue Bonds, Refunding Series 2025D
3.000 01/01/29 563,120
250,000 Texas Municipal Gas Acquisition and Supply Corporation VI,
Gas Supply Revenue Bonds, Series 2025
5.000 01/01/27 254,211
1,055,000 Texas Transportation Commission, Central Texas Turnpike
System Revenue Bonds, Refunding Second Tier Series 2024C
5.000 08/15/31 1,181,108
TOTAL TEXAS 59,817,915
UTAH - 0.5%
625,000 Alpine School District Local Building Authority, Utah County,
Utah, Lease Revenue Bonds, Series 2025
5.000 03/15/29 674,109
1,405,000 Utah Transit Authority, Sales Tax Revenue Bonds, Refunding
Series 2025
5.000 12/15/28 1,507,769
TOTAL UTAH 2,181,878
VIRGIN ISLANDS - 0.4%
1,645,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5.000 10/01/26 1,659,784
TOTAL VIRGIN ISLANDS 1,659,784
VIRGINIA - 1.3%
3,220,000 Hampton Roads Transportation Accountability Commission,
Virginia, Revenue Bonds, Hampton Roads Transportation Fund,
Intermediate Lien Bond Anticipation Notes Series 2023A
5.000 07/01/27 3,335,995
260,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2024F-3
2.650 01/01/28 257,934
265,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2024F-3
2.700 07/01/28 262,498
1,500,000 Virginia Housing Development Authority, Rental Housing
Bonds, Series 2024H
3.600 12/01/28 1,500,201
500,000 Virginia Housing Development Authority, Rental Housing
Bonds, Series 2025A
3.250 09/01/29 501,218
TOTAL VIRGINIA 5,857,846
WASHINGTON - 3.8%
2,525,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2015C, (AMT)
5.000 04/01/26 2,527,766
1,550,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2018A, (AMT)
5.000 05/01/27 1,591,680
5,485,000 (a) Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019B-3, (Mandatory Put
8/01/26)
5.000 08/01/49 5,493,086
5,040,000 Washington State, General Obligation Bonds, Various Purpose
Refunding Series 2025B
5.000 07/01/28 5,357,450
1,780,000 Washington State, General Obligation Bonds, Various Purpose
Refunding Series 2025B
5.000 07/01/29 1,934,424
TOTAL WASHINGTON 16,904,406

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WEST VIRGINIA - 0.4%
$ 300,000 Ohio County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, Fort Henry Economic Opportunity
Development District-the Highlands Project, Refunding &
Improvement Series 2025A
5.000% 06/01/27 $ 308,207
570,000 (a) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Appalachian Power
Company - Amos Project, Series 2009A, (Mandatory Put
6/01/28)
3.700 12/01/42 580,581
70,000 (a) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Wheeling Power Company
- Mitchell Project, Refunding Series 2013A, (AMT), (Mandatory
Put 6/18/27)
3.000 06/01/37 69,422
400,000 West Virginia Housing Development Fund, Housing Finance
Revenue Bonds, Social Series 2024D
5.000 11/01/27 417,074
500,000 West Virginia Housing Development Fund, Housing Finance
Revenue Bonds, Social Series 2024D
5.000 11/01/28 532,380
TOTAL WEST VIRGINIA 1,907,664
WISCONSIN - 1.9%
400,000 Public Finance Authority of Wisconsin, Health Care Facilities
Revenue Bonds, Blue Ridge HealthCare, Refunding Series
2020A
5.000 01/01/26 400,000
155,000 Public Finance Authority of Wisconsin, Hospital Revenue
Bonds, Carson Valley Medical Center, Series 2021A
3.000 12/01/26 151,922
325,000 Public Finance Authority of Wisconsin, Hospital Revenue
Bonds, Renown Regional Medical Center Project, Series 2020A
5.000 06/01/26 327,823
1,655,000 (a) Public Finance Authority of Wisconsin, Pollution Control
Revenue Bonds, Duke Energy Progress Project, Refunding
Series 2022A-2, (Mandatory Put 10/01/26)
3.300 10/01/46 1,657,361
1,300,000 Racine, Racine County, Wisconsin, General Obligation Bonds,
Promissory Notes Series 2025
4.500 03/15/27 1,304,043
1,150,000 University of Wisconsin Hospitals and Clinics Authority,
Revenue Bonds, Sustainability Series 2024A
5.000 04/01/27 1,182,521
455,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, PHW Muskego, Inc. Project, Series 2021
5.000 10/01/26 456,452
250,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Agnesian HealthCare, Inc., Series
2017
5.000 07/01/26 252,365
230,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, PHM / New Richmond Senior
Housing, Inc., Refunding Series 2021
2.250 07/01/26 226,625
2,065,000 Wisconsin State, General Obligation Bonds, Refunding Series
2024-2
5.000 05/01/28 2,185,918
TOTAL WISCONSIN 8,145,030
WYOMING - 0.1%
590,000 Consolidated Wyoming Municipalities Electric Power System
Joint Powers Board, Wyoming, Electric Facilities Improvement
Lease Revenue Bonds, Gillette Electrical System Project,
Refunding Series 2022
5.000 06/01/26 595,344
TOTAL WYOMING 595,344
TOTAL MUNICIPAL BONDS
(Cost $412,213,690) 414,139,860
TOTAL LONG-TERM INVESTMENTS
(Cost $412,213,690) 414,139,860
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  2.4%
10500000 MUNICIPAL BONDS - 2.4% 10500000
CONNECTICUT - 0.7%
3,000,000 (a),(d) Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2017F-3
3.350 05/15/40 3,000,000
TOTAL CONNECTICUT 3,000,000

Portfolio of Investments December 31, 2025
(continued)
Short Term

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA - 0.7%
$ 3,000,000 (a),(d) JEA, Florida, Water and Sewerage System Revenue Bonds,
Variable Rate Demand Obligations Series 2008B-1
2.570% 10/01/36 $ 3,000,000
TOTAL FLORIDA 3,000,000
NEW YORK - 0.4%
2,000,000 (a),(d) New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2026 Subseries Series
A-2
2.500 05/01/55 2,000,000
TOTAL NEW YORK 2,000,000
OHIO - 0.6%
1,500,000 (a),(d) Ohio State, Hospital Revenue Bonds, University Hospitals
Health System, Inc., Series 2025C
2.500 01/15/50 1,500,000
1,000,000 (a),(b),(d) Worthington City School District, Franklin County, Ohio,
General Obligation Bonds, Tender Option Bond Trust
2025-XM1322
2.000 06/01/31 1,000,000
TOTAL OHIO 2,500,000
TOTAL MUNICIPAL BONDS
(Cost $10,500,000) 10,500,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $10,500,000) 10,500,000
TOTAL INVESTMENTS - 96.4%
(Cost $422,713,690) 424,639,860
OTHER ASSETS & LIABILITIES, NET -  3.6% 15,637,378
NET ASSETS - 100% $ 440,277,238
AMT Alternative Minimum Tax
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $4,419,929 or 1.0% of Total Investments.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(d) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

Short Term
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 414,139,860 $ – $ 414,139,860
Short-Term Investments:
Municipal Bonds – 10,500,000 – 10,500,000
Total $ – $ 424,639,860 $ – $ 424,639,860